Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note 2(e)
Leasehold improvements	275,304	—	—
Warehouse cabinet and equipment	113,204	—	—
Office furniture and electronic equipment	8,243	—	—
Total	396,751	—	—
Less: accumulated depreciation	(164,878)	—	—
Property and equipment, net	231,873	—	—